Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Adjustment previous year	kr 0	kr 0	kr (4)
Current tax	(304)	(272)	(266)
Deferred tax	(1)	1	0
Total income tax	(305)	(271)	(270)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Deferred tax	25
Tax on items not to be reclassified to profit or loss - Current tax	(20)	5	(4)
Tax on items not to be reclassified to profit or loss - Deferred tax	(10)	(5)	(1)
Income tax related to other comprehensive income	kr (5)	kr 0	kr (5)